INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - Unused tax losses [member] R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 3,715.5
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	192.2
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	175.9
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	490.2
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	1,433.0
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 1,424.2